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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5032

BARON INVESTMENT FUNDS TRUST f/k/a
BARON ASSET FUND

(Exact Name of Registrant as Specified in Charter)

767 Fifth Avenue, 49th Floor
New York, NY 10153
(Address of Principal Executive Offices) (Zip Code)

Patrick M. Patalino, General Counsel
c/o Baron Investment Funds Trust
767 Fifth Avenue, 49th Floor
New York, NY 10153
(Name and Address of Agent for Service)

(Registrant’s Telephone Number, including Area Code): 212-583-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

PERSONS WHO RESPOND TO THE COLLECTION OF INFORMATION CONTAINED IN THIS FORM ARE NOT REQUIRED TO RESPOND UNLESS THE FORM DISPLAYS A CURRENTLY VALID OMB CONTROL NUMBER.

SEC 2455 (8-05)

Item 1.     Schedule of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.83%)

Consumer Discretionary (19.47%)

	Apparel, Accessories & Luxury Goods (1.58%)
240,000	Ralph Lauren Corp.	$4,311,799	$44,438,400

	Automotive Retail (1.78%)
750,000	CarMax, Inc. [1]	14,772,082	49,935,000

	Broadcasting (0.96%)
375,000	Discovery Communications, Inc., Cl A [1]	4,026,159	12,918,750
422,000	Discovery Communications, Inc., Cl C [1]	4,476,524	14,229,840

		8,502,683	27,148,590

	Casinos & Gaming (1.67%)
315,000	Wynn Resorts Ltd.	0	46,859,400

	Education Services (0.55%)
325,000	DeVry Education Group, Inc.	546,016	15,427,750

	Hotels, Resorts & Cruise Lines (3.79%)
800,000	Choice Hotels International, Inc.	3,577,372	44,816,000
1,025,000	Hyatt Hotels Corp., Cl A [1]	30,808,659	61,715,250

		34,386,031	106,531,250

	Internet Retail (1.74%)
43,000	The Priceline Group, Inc.[1]	6,908,688	49,029,030

	Leisure Facilities (3.24%)
1,000,000	Vail Resorts, Inc.	19,491,424	91,130,000

	Specialty Stores (4.16%)
800,000	Dick’s Sporting Goods, Inc.	24,316,398	39,720,000
365,000	Tiffany & Co.	11,296,007	39,003,900
485,000	Tractor Supply Co.	15,846,066	38,227,700

		51,458,471	116,951,600

Total Consumer Discretionary		140,377,194	547,451,020

Consumer Staples (0.76%)

	Food Distributors (0.76%)
275,000	United Natural Foods, Inc.[1]	14,611,786	21,264,375

Shares		Cost	Value

Common Stocks (continued)

Energy (4.91%)

	Oil & Gas Drilling (0.75%)
314,000	Helmerich & Payne, Inc.	$8,698,425	$21,169,880

	Oil & Gas Equipment & Services (0.69%)
160,000	Core Laboratories N.V. [2]	10,947,685	19,254,400

	Oil & Gas Exploration & Production (0.97%)
274,500	Concho Resources, Inc. [1]	12,981,350	27,381,375

	Oil & Gas Storage & Transportation (2.50%)
450,000	Phillips 66 Partners LP	12,772,374	31,018,500
700,000	Shell Midstream Partners L.P. [1]	16,365,267	28,686,000
174,934	Western Gas Equity Partners LP	3,848,548	10,536,275

		32,986,189	70,240,775

Total Energy		65,613,649	138,046,430

Financials (11.12%)

	Asset Management & Custody Banks (1.08%)
50,000	Artisan Partners Asset Management, Inc., Cl A	3,100,000	2,526,500
325,000	T. Rowe Price Group, Inc.	7,848,785	27,904,500

		10,948,785	30,431,000

	Investment Banking & Brokerage (2.79%)
2,600,000	The Charles Schwab Corp.	2,592,634	78,494,000

	Office REITs (1.34%)
85,900	Alexander’s, Inc. [4]	4,055,178	37,553,762

	Property & Casualty Insurance (2.73%)
1,300,000	Arch Capital Group Ltd. [1,2]	14,150,604	76,830,000

	Real Estate Services (2.44%)
2,000,000	CBRE Group, Inc., Cl A [1]	26,527,399	68,500,000

	Regional Banks (0.74%)
400,000	First Republic Bank	10,477,932	20,848,000

Total Financials		68,752,532	312,656,762

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (18.35%)

	Health Care Distributors (1.69%)
350,000	Henry Schein, Inc. [1]	$9,382,831	$47,652,500

	Health Care Equipment (4.30%)
815,000	IDEXX Laboratories, Inc. [1]	32,146,764	120,840,050

	Health Care Facilities (1.48%)
375,000	Universal Health Services, Inc., Cl B	23,304,910	41,722,500

	Health Care Supplies (2.81%)
265,000	The Cooper Companies, Inc.	34,262,522	42,953,850
675,000	West Pharmaceutical Services, Inc.	30,155,790	35,937,000

		64,418,312	78,890,850

	Health Care Technology (0.61%)
265,000	Cerner Corp. [1]	5,777,893	17,134,900

	Life Sciences Tools & Services (7.46%)
550,000	Illumina, Inc. [1]	24,002,432	101,519,000
275,000	Mettler-Toledo International, Inc. [1]	17,214,470	83,176,500
425,000	Quintiles Transnational Holdings, Inc. [1]	19,750,627	25,019,750

		60,967,529	209,715,250

Total Health Care		195,998,239	515,956,050

Industrials (19.04%)

	Construction Machinery & Heavy Trucks (1.39%)
450,000	Westinghouse Air Brake Technologies Corporation	30,445,772	39,100,500

	Environmental & Facilities Services (1.17%)
250,000	Stericycle, Inc. [1]	7,016,768	32,770,000
Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)

	Human Resource & Employment Services (1.27%)
315,000	Towers Watson & Co., Cl A	$34,348,533	$35,648,550

	Industrial Conglomerates (1.50%)
270,000	Roper Industries, Inc.	22,869,631	42,214,500

	Industrial Machinery (5.83%)
700,000	Colfax Corp. [1]	21,601,096	36,099,000
450,000	IDEX Corp.	32,880,129	35,028,000
450,000	The Middleby Corp. [1]	23,539,575	44,595,000
475,000	Pall Corp.	31,354,374	48,074,750

		109,375,174	163,796,750

	Research & Consulting Services (5.22%)
1,350,000	Nielsen N.V. [2]	33,307,985	60,385,500
1,350,000	Verisk Analytics, Inc., Cl A [1]	34,838,769	86,467,500

		68,146,754	146,853,000

	Trading Companies & Distributors (2.66%)
1,175,000	Fastenal Co.	21,409,223	55,883,000
1,250,000	MRC Global, Inc. [1]	29,880,510	18,937,500

		51,289,733	74,820,500

Total Industrials		323,492,365	535,203,800

Information Technology (20.57%)

	Application Software (7.22%)
550,000	ANSYS, Inc. [1]	14,771,000	45,100,000
510,000	FactSet Research Systems, Inc.	27,948,820	71,782,500
935,000	Guidewire Software, Inc. [1]	43,250,976	47,339,050
301,812	Mobileye N.V. [1,2,5]	7,545,300	12,241,495
455,000	SS&C Technologies Holdings, Inc.	25,164,689	26,612,950

		118,680,785	203,075,995

	Data Processing & Outsourced Services (3.18%)
600,000	FleetCor Technologies, Inc. [1]	21,892,482	89,226,000

See Notes to Schedules of Investments.

Baron Asset Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (4.10%)
1,000,000	HomeAway, Inc. [1]	$25,816,376	$29,780,000
155,000	LinkedIn Corp., Cl A [1]	8,240,401	35,605,050
226,197	Shutterstock, Inc. [1]	14,348,414	15,630,213
600,000	Verisign, Inc. [1]	27,498,020	34,200,000

		75,903,211	115,215,263

	IT Consulting & Other Services (6.07%)
158,659	Equinix, Inc. [1,4]	11,589,780	35,972,755
1,600,000	Gartner, Inc. [1]	34,958,418	134,736,000

		46,548,198	170,708,755

Total Information Technology		263,024,676	578,226,013

Materials (0.72%)

	Industrial Gases (0.72%)
175,000	Airgas, Inc.	11,449,835	20,156,500

Telecommunication Services (2.95%)

	Wireless Telecommunication Services (2.95%)
750,000	SBA Communications Corp., Cl A [1]	21,999,356	83,070,000

Utilities (0.94%)

	Renewable Electricity (0.94%)
526,980	TerraForm Power, Inc., Cl A	14,800,932	16,273,142
333,334	TerraForm Power, Inc., Cl A [3,7]	10,000,020	10,023,353

Total Utilities		24,800,952	26,296,495

Total Common Stocks		1,130,120,584	2,778,327,445

Private Equity Investments (0.22%)

Financials (0.22%)

	Asset Management & Custody Banks (0.22%)
7,056,223	Windy City Investments Holdings, L.L.C. [1,3,4,8]	0	6,138,914

Principal Amount		Cost	Value

Short Term Investments (1.47%)

Repurchase Agreement (1.02%)
$28,662,595	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $28,662,595; (Fully collateralized by $28,950,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value - $29,239,500) [7]	$28,662,595	$28,662,595

Shares
Securities Lending Collateral (0.45%)
12,676,104	State Street Navigator Securities Lending Prime Portfolio[6,7]	12,676,104	12,676,104

Total Short Term Investments		41,338,699	41,338,699

Total Investments (100.52%)		$1,171,459,283	2,825,805,058

Liabilities Less Cash and Other Assets (-0.52%)			(14,482,818)

Net Assets			$2,811,322,240

Retail Shares (Equivalent to $63.75 per share based on 32,406,042 shares outstanding)			$2,065,728,811

Institutional Shares (Equivalent to $64.98 per share based on 11,473,514 shares outstanding)			$745,593,429

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2014, the market value of restricted and fair valued securities amounted to $16,162,267 or 0.58% of net assets. One of these securities is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	The value on loan at December 31, 2014 amounted to $12,241,495 or 0.44% of net assets. See Note 2c regarding Securities Lending.
[6]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[7]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[8]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.95%)

Consumer Discretionary (23.95%)

	Apparel, Accessories & Luxury Goods (3.23%)
3,850,000	Under Armour, Inc., Cl A [1]	$30,351,345	$261,415,000

	Automotive Retail (0.46%)
750,000	Penske Automotive Group, Inc.	13,032,059	36,802,500

	Casinos & Gaming (1.34%)
3,870,620	Penn National Gaming, Inc. [1]	33,038,240	53,143,612
2,502,267	Pinnacle Entertainment, Inc. [1]	39,163,343	55,675,441

		72,201,583	108,819,053

	Distributors (0.99%)
2,850,000	LKQ Corp. [1]	16,421,051	80,142,000

	Education Services (2.86%)
2,257,170	Bright Horizons Family Solutions, Inc. [1]	74,787,601	106,109,562
1,700,000	DeVry Education Group, Inc.	24,625,717	80,699,000
2,350,000	Nord Anglia Education, Inc. [1,2]	44,365,050	44,838,000

		143,778,368	231,646,562

	Home Improvement Retail (1.17%)
1,430,000	Lumber Liquidators Holdings, Inc. [1,4]	40,978,727	94,823,300

	Hotels, Resorts & Cruise Lines (4.19%)
3,007,500	Choice Hotels International, Inc. [4]	73,061,456	168,480,150
271,739	Diamond Resorts International, Inc. [1]	3,804,346	7,581,518
2,638,652	Interval Leisure Group, Inc.	49,668,667	55,121,440
1,450,000	Marriott Vacations Worldwide Corp.	78,402,845	108,083,000

		204,937,314	339,266,108

	Internet Retail (1.13%)
21,000,000	AO World plc (United Kingdom) [1,2]	97,687,202	91,711,204

	Leisure Facilities (2.74%)
534,000	ClubCorp Holdings, Inc.	9,512,757	9,574,620
2,064,800	Vail Resorts, Inc. [4]	59,870,980	188,165,224
1,358,700	Whistler Blackcomb Holdings, Inc. (Canada) [2]	15,542,103	23,997,697

		84,925,840	221,737,541

	Leisure Products (0.28%)
1,090,835	BRP, Inc. (Canada) [1,2]	22,681,783	22,731,206
Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Movies & Entertainment (1.20%)
500,000	DreamWorks Animation SKG, Inc., Cl A [1]	$13,486,649	$11,165,000
5,422,299	Manchester United plc, Cl A [1,2]	76,721,822	86,214,554

		90,208,471	97,379,554

	Publishing (0.94%)
1,175,000	Morningstar, Inc.	25,213,450	76,034,250

	Restaurants (0.97%)
450,000	Panera Bread Co., Cl A [1]	15,602,751	78,660,000

	Specialty Stores (2.45%)
4,000,000	Dick’s Sporting Goods, Inc.	67,565,602	198,600,000

Total Consumer Discretionary		925,585,546	1,939,768,278

Consumer Staples (6.27%)

	Brewers (0.72%)
201,400	The Boston Beer Co., Inc., Cl A [1]	29,104,380	58,313,356

	Food Distributors (2.19%)
2,290,237	United Natural Foods, Inc. [1]	98,857,949	177,092,576

	Household Products (1.46%)
1,500,000	Church & Dwight Co., Inc.	27,340,827	118,215,000

	Packaged Foods & Meats (1.90%)
1,800,000	TreeHouse Foods, Inc. [1]	85,049,691	153,954,000

Total Consumer Staples		240,352,847	507,574,932

Energy (2.66%)

	Oil & Gas Drilling (0.50%)
600,000	Helmerich & Payne, Inc.	13,282,216	40,452,000

	Oil & Gas Equipment & Services (0.59%)
400,000	Core Laboratories N.V. [2]	9,143,581	48,136,000

	Oil & Gas Storage & Transportation (1.57%)
1,200,000	Targa Resources Corp.	36,086,844	127,260,000

Total Energy		58,512,641	215,848,000

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (15.10%)

	Asset Management & Custody Banks (3.63%)
1,994,899	The Carlyle Group	$43,767,989	$54,859,722
2,175,000	Cohen & Steers, Inc.	57,433,262	91,524,000
2,302,818	Financial Engines, Inc.	66,477,436	84,167,998
1,230,195	Oaktree Capital Group, LLC	53,958,848	63,761,007

		221,637,535	294,312,727

	Diversified REITs (0.35%)
712,000	American Assets Trust, Inc.	13,782,555	28,344,720

	Hotel & Resort REITs (0.82%)
1,650,000	LaSalle Hotel Properties	38,657,293	66,775,500

	Life & Health Insurance (1.81%)
2,700,000	Primerica, Inc. [4]	65,591,464	146,502,000

	Office REITs (1.92%)
135,000	Alexander’s, Inc. [5]	28,435,048	59,019,300
3,400,000	Douglas Emmett, Inc.	42,596,064	96,560,000

		71,031,112	155,579,300

	Property & Casualty Insurance (2.88%)
3,950,000	Arch Capital Group Ltd. [1,2]	38,581,866	233,445,000

	Residential REITs (0.31%)
600,000	American Campus Communities, Inc.	15,009,212	24,816,000

	Specialized Finance (1.26%)
2,150,000	MSCI, Inc.	42,521,078	101,996,000

	Specialized REITs (2.12%)
775,000	Alexandria Real Estate Equities, Inc. [5]	29,095,131	68,773,500
3,496,074	Gaming and Leisure Properties, Inc.	89,454,329	102,574,811

		118,549,460	171,348,311

Total Financials		625,361,575	1,223,119,558

Shares		Cost	Value

Common Stocks (continued)

Health Care (8.80%)

	Biotechnology (0.18%)
450,000	Acadia Pharmaceuticals, Inc. [1]	$10,327,523	$14,287,500
12,421	Juno Therapeutics, Inc. [1]	298,104	648,625

		10,625,627	14,936,125

	Health Care Equipment (2.12%)
300,000	Edwards Lifesciences Corp. [1]	4,002,410	38,214,000
900,000	IDEXX Laboratories, Inc. [1]	28,558,026	133,443,000

		32,560,436	171,657,000

	Health Care Facilities (2.29%)
275,000	Brookdale Senior Living, Inc. [1]	5,469,421	10,084,250
3,250,000	Community Health Systems, Inc. [1]	59,187,483	175,240,000

		64,656,904	185,324,250

	Health Care Services (0.10%)
170,000	IPC The Hospitalist Co., Inc. [1]	3,899,438	7,801,300

	Health Care Supplies (0.93%)
365,038	Neogen Corp. [1]	8,075,677	18,102,234
1,077,686	West Pharmaceutical Services, Inc.	37,684,652	57,376,003

		45,760,329	75,478,237

	Health Care Technology (0.12%)
828,286	Castlight Health, Inc., Cl B [1]	4,999,998	9,690,946

	Life Sciences Tools & Services (3.06%)
880,943	Bio-Techne Corporation (formerly, TECHNE Corp.)	46,631,249	81,399,133
550,000	Mettler-Toledo International, Inc. [1]	27,486,940	166,353,000

		74,118,189	247,752,133

Total Health Care		236,620,921	712,639,991

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (15.12%)

	Building Products (1.98%)
1,448,500	Masonite International Corp. [1,2]	$80,959,738	$89,024,810
1,670,000	Trex Co., Inc. [1,4]	62,696,594	71,108,600

		143,656,332	160,133,410

	Construction & Engineering (0.71%)
2,522,178	Badger Daylighting Ltd. (Canada) [2,4]	84,666,828	57,420,906

	Diversified Support Services (1.22%)
2,700,000	Copart, Inc. [1]	32,090,834	98,523,000

	Electrical Components & Equipment (1.62%)
2,800,000	Generac Holdings, Inc. [1]	13,836,546	130,928,000

	Industrial Machinery (5.20%)
2,275,000	Colfax Corp. [1]	52,423,266	117,321,750
2,550,000	The Middleby Corp. [1]	74,456,718	252,705,000
400,000	Valmont Industries, Inc.	32,589,034	50,800,000

		159,469,018	420,826,750

	Railroads (2.22%)
2,000,000	Genesee & Wyoming, Inc., Cl A [1]	32,221,169	179,840,000

	Research & Consulting Services (0.42%)
300,000	IHS, Inc., Cl A [1]	12,200,099	34,164,000

	Trading Companies & Distributors (1.33%)
2,000,000	Air Lease Corp.	47,523,423	68,620,000
485,000	MSC Industrial Direct Co., Inc., Cl A	17,282,737	39,406,250

		64,806,160	108,026,250
	Trucking (0.42%)
475,000	Landstar System, Inc.	11,073,375	34,451,750

Total Industrials		554,020,361	1,224,314,066

Information Technology (19.60%)

	Application Software (9.26%)
2,000,000	Advent Software, Inc.	27,793,289	61,280,000
1,850,000	ANSYS, Inc. [1]	44,326,673	151,700,000
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Application Software (continued)
800,000	Bottomline Technologies (de), Inc. [1]	$21,533,616	$20,224,000
1,600,000	FactSet Research Systems, Inc.	80,624,740	225,200,000
1,173,796	Guidewire Software, Inc. [1]	37,834,851	59,429,292
2,500,000	Pegasystems, Inc.	37,815,090	51,925,000
3,087,713	SS&C Technologies Holdings, Inc.	52,369,848	180,600,333

		302,298,107	750,358,625

	Data Processing & Outsourced Services (2.03%)
3,000,000	MAXIMUS, Inc.	57,528,621	164,520,000

	Electronic Equipment & Instruments (0.73%)
650,000	FEI Company	24,367,636	58,727,500

	Internet Software & Services (3.40%)
2,093,024	Benefitfocus, Inc. [1,4]	79,804,705	68,734,908
999,653	CoStar Group, Inc. [1]	44,116,616	183,566,280
329,508	Shutterstock, Inc. [1]	21,945,109	22,769,003

		145,866,430	275,070,191

	IT Consulting & Other Services (4.18%)
3,800,000	Booz Allen Hamilton Holding Corp.	48,057,122	100,814,000
2,825,000	Gartner, Inc. [1]	45,240,023	237,893,250

		93,297,145	338,707,250

Total Information Technology		623,357,939	1,587,383,566

Materials (1.27%)

	Construction Materials (1.27%)
1,725,000	CaesarStone Sdot-Yam Ltd. [1,2]	31,551,799	103,189,500

Telecommunication Services (0.90%)

	Alternative Carriers (0.90%)
7,493,437	Iridium Communications Inc. [1,4]	45,709,971	73,061,011

Utilities (3.28%)

	Electric Utilities (3.28%)
6,575,000	ITC Holdings Corp.	67,008,983	265,827,250

Total Common Stocks		3,408,082,583	7,852,726,152

See Notes to Schedules of Investments.

Baron Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Preferred Stocks (0.18%)

Telecommunication Services (0.18%)

	Alternative Carriers (0.18%)
41,074	Iridium Communications, Inc., Series B, 6.75% [4]	$10,268,500	$14,939,846

Private Equity Investments (0.03%)

Financials (0.03%)

	Asset Management & Custody Banks (0.03%)
2,375,173	Windy City Investments Holdings, L.L.C. [1,3,5,7]	0	2,066,401

Rights (0.00%)

Materials (0.00%)

	Fertilizers & Agricultural Chemicals (0.00%)
393,349	Agrinos AS (Mexico) Exp 7/15/2015 [1,2,3,6]	0	40,639

Principal Amount

Short Term Investments (2.97%)

$240,265,027	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $240,265,027; (Fully collateralized by $12,870,000 U.S. Treasury Bond, 7.25% due 8/15/2022; Market value -$18,050,175, $114,715,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value -$115,862,150, $25,000,000 U.S. Treasury Note, 1.75% due 5/15/2022; Market value -$24,593,750 and $88,445,000 U.S. Treasury Note, 1.625% due 8/15/2022; Market value -$86,565,544) [6]	240,265,027	240,265,027

	Cost	Value

Total Investments (100.13%)	$3,658,616,110	8,110,038,065

Liabilities Less Cash and Other Assets (-0.13%)		(10,632,921)

Net Assets		$8,099,405,144

Retail Shares (Equivalent to $72.27 per share based on 57,616,173 shares outstanding)		$4,163,747,422

Institutional Shares (Equivalent to $73.24 per share based on 53,734,586 shares outstanding)		$3,935,657,722

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2014, the market value of restricted and fair valued securities amounted to $2,107,040 or 0.03% of net assets. None of these securities are deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (98.82%)

Consumer Discretionary (17.58%)

	Advertising (0.14%)
500,000	National CineMedia, Inc.	$4,676,259	$7,185,000

	Apparel, Accessories & Luxury Goods (3.41%)
600,000	Fossil Group, Inc. [1]	13,654,152	66,444,000
2,000,000	Iconix Brand Group, Inc. [1]	29,279,689	67,580,000
2,000,000	Tumi Holdings, Inc. [1]	40,068,737	47,460,000

		83,002,578	181,484,000

	Automotive Retail (0.43%)
400,000	Monro Muffler Brake, Inc.	20,869,566	23,120,000

	Broadcasting (1.19%)
600,000	Liberty Media Corp., Cl A [1]	1,788,886	21,162,000
1,200,000	Liberty Media Corp., Cl C [1]	3,543,461	42,036,000

		5,332,347	63,198,000

	Cable & Satellite (0.42%)
150,000	Liberty Broadband Corp., Cl A [1]	621,054	7,513,500
300,000	Liberty Broadband Corp., Cl C [1]	1,184,602	14,946,000

		1,805,656	22,459,500

	Casinos & Gaming (0.77%)
3,000,000	Penn National Gaming, Inc. [1]	17,926,778	41,190,000

	Education Services (3.01%)
2,347,847	Bright Horizons Family Solutions, Inc. [1]	80,059,684	110,372,288
2,610,967	Nord Anglia Education, Inc. [1,2]	45,647,024	49,817,250

		125,706,708	160,189,538

	Home Improvement Retail (1.00%)
800,000	Lumber Liquidators Holdings, Inc. [1]	16,184,259	53,048,000

	Homefurnishing Retail (1.53%)
1,400,000	Mattress Firm Holding Corp. [1]	35,360,733	81,312,000

	Movies & Entertainment (1.91%)
1,125,000	The Madison Square Garden Co., Cl A [1]	28,342,697	84,667,500
3,750,000	SFX Entertainment, Inc. [1]	26,066,093	16,987,500

		54,408,790	101,655,000

Shares		Cost	Value

Common Stocks (continued)

Consumer Discretionary (continued)

	Restaurants (3.16%)
950,000	BJ’s Restaurants, Inc. [1]	$34,185,457	$47,699,500
1,350,000	The Cheesecake Factory, Inc.	30,172,280	67,918,500
2,200,000	Del Frisco’s Restaurant Group, Inc. [1,4]	45,703,147	52,228,000

		110,060,884	167,846,000
	Specialty Stores (0.61%)
1,700,000	The Container Store Group, Inc. [1]	54,466,588	32,521,000

Total Consumer Discretionary		529,801,146	935,208,038

Consumer Staples (3.07%)

	Food Distributors (3.01%)
2,093,960	The Chefs’ Warehouse, Inc. [1,4]	33,488,530	48,244,838
1,450,000	United Natural Foods, Inc. [1]	62,683,145	112,121,250

		96,171,675	160,366,088
	Food Retail (0.06%)
1,000,000	Fairway Group Holdings Corp. [1]	15,538,462	3,150,000

Total Consumer Staples		111,710,137	163,516,088

Energy (6.77%)

	Oil & Gas Equipment & Services (1.29%)
400,000	Core Laboratories N.V. [2]	15,025,706	48,136,000
1,000,000	Forum Energy Technologies, Inc. [1]	19,970,999	20,730,000

		34,996,705	68,866,000

	Oil & Gas Exploration & Production (0.25%)
550,000	Bonanza Creek Energy, Inc.[1]	17,592,986	13,200,000

	Oil & Gas Storage & Transportation (5.23%)
650,000	Dominion Midstream Partners, LP [1]	14,633,781	25,480,000
800,000	PBF Logistics LP	20,465,744	17,080,000
750,000	Phillips 66 Partners LP	20,967,947	51,697,500
5,000,000	Scorpio Tankers Inc. [2]	42,287,905	43,450,000
750,000	Targa Resources Corp.	17,965,719	79,537,500
700,000	Valero Energy Partners LP	18,277,032	30,275,000
1,000,000	Western Refining Logistics, LP	23,110,967	30,500,000

		157,709,095	278,020,000

Total Energy		210,298,786	360,086,000

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Financials (8.64%)

	Asset Management & Custody Banks (2.19%)
750,000	Artisan Partners Asset Management, Inc., Cl A	$28,955,338	$37,897,500
2,150,000	Financial Engines, Inc.	48,440,910	78,582,500

		77,396,248	116,480,000

	Hotel & Resort REITs (2.00%)
1,500,000	Chesapeake Lodging Trust	25,744,737	55,815,000
1,250,000	LaSalle Hotel Properties	28,316,572	50,587,500

		54,061,309	106,402,500

	Investment Banking & Brokerage (0.82%)
1,250,000	Moelis & Co., Cl A	35,022,100	43,662,500

	Office REITs (0.56%)
250,000	SL Green Realty Corp.	5,347,806	29,755,000

	Real Estate Services (0.71%)
1,100,000	CBRE Group, Inc., Cl A [1]	5,154,322	37,675,000

	Specialized REITs (1.52%)
2,750,000	Gaming and Leisure Properties, Inc.	54,474,530	80,685,000

	Thrifts & Mortgage Finance (0.84%)
1,750,000	Essent Group, Ltd. [1,2]	36,314,929	44,992,500

Total Financials		267,771,244	459,652,500

Health Care (12.92%)

	Biotechnology (0.76%)
750,000	Cepheid [1]	24,504,439	40,605,000

	Health Care Distributors (1.01%)
315,300	MWI Veterinary Supply, Inc. [1]	44,747,939	53,572,623

	Health Care Equipment (3.66%)
605,100	Cantel Medical Corp.	25,492,640	26,176,626
1,250,000	DexCom, Inc. [1]	17,100,776	68,812,500
670,922	IDEXX Laboratories, Inc. [1]	21,699,129	99,477,605

		64,292,545	194,466,731

	Health Care Facilities (2.55%)
3,697,500	Brookdale Senior Living, Inc. [1]	72,282,888	135,587,325
Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Health Care Services (0.31%)
400,000	ExamWorks Group, Inc. [1]	$14,410,019	$16,636,000

	Life Sciences Tools & Services (3.48%)
1,350,000	ICON plc [1,2]	43,388,030	68,836,500
675,372	INC Research Holdings, Inc., Cl A [1]	12,681,467	17,350,306
250,000	Mettler-Toledo International, Inc. [1]	14,245,818	75,615,000
965,200	PRA Health Sciences, Inc. [1]	17,856,523	23,377,144

		88,171,838	185,178,950

	Managed Health Care (0.62%)
1,304,271	HealthEquity, Inc. [1]	22,938,140	33,193,697

	Pharmaceuticals (0.53%)
1,000,000	Catalent, Inc. [1]	20,462,087	27,880,000

Total Health Care		351,809,895	687,120,326

Industrials (16.87%)

	Aerospace & Defense (5.00%)
2,400,000	DigitalGlobe, Inc. [1]	70,905,306	74,328,000
1,881,863	The KEYW Holding Corp. [1,4]	19,864,378	19,533,738
875,000	TransDigm Group, Inc. [1]	1,959,709	171,806,250

		92,729,393	265,667,988

	Diversified Support Services (0.23%)
400,000	Healthcare Services Group, Inc.	11,955,925	12,372,000

	Electrical Components & Equipment (2.42%)
825,000	Acuity Brands, Inc.	44,094,137	115,557,750
350,000	Franklin Electric Co., Inc.	13,080,427	13,135,500

		57,174,564	128,693,250

	Environmental & Facilities Services (3.02%)
1,050,000	Clean Harbors, Inc. [1]	26,906,827	50,452,500
2,500,000	Waste Connections, Inc.	44,418,371	109,975,000

		71,325,198	160,427,500

	Human Resource & Employment Services (1.25%)
2,000,000	On Assignment, Inc. [1]	50,117,846	66,380,000

	Industrial Machinery (3.26%)
350,000	Graco, Inc.	7,828,497	28,063,000
750,000	Nordson Corp.	22,985,460	58,470,000
256,800	RBC Bearings, Inc. [1]	16,542,302	16,571,304
2,500,000	Rexnord Corp. [1]	47,210,825	70,525,000

		94,567,084	173,629,304

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Industrials (continued)

	Office Services & Supplies (0.34%)
1,106,032	Interface, Inc.	$14,866,640	$18,216,347

	Railroads (1.35%)
800,000	Genesee & Wyoming, Inc., Cl A [1]	21,723,581	71,936,000

Total Industrials		414,460,231	897,322,389

Information Technology (20.89%)

	Application Software (6.12%)
4,000,000	ACI Worldwide, Inc. [1]	49,698,528	80,680,000
2,150,000	Advent Software, Inc.	32,757,573	65,876,000
1,500,000	Guidewire Software, Inc. [1]	40,880,643	75,945,000
700,000	The Ultimate Software Group, Inc. [1]	17,611,027	102,770,500

		140,947,771	325,271,500

	Data Processing & Outsourced Services (3.45%)
800,000	FleetCor Technologies, Inc. [1]	19,593,165	118,968,000
650,000	WEX Inc. [1]	30,423,456	64,298,000

		50,016,621	183,266,000

	Electronic Components (0.44%)
1,000,000	Knowles Corp. [1]	29,179,914	23,550,000

	Electronic Equipment & Instruments (2.53%)
1,400,000	Cognex Corp. [1]	22,631,628	57,862,000
850,000	FEI Company	33,259,652	76,797,500

		55,891,280	134,659,500

	Internet Software & Services (2.12%)
750,000	comScore, Inc. [1]	24,478,130	34,822,500
300,000	GrubHub, Inc. [1]	7,800,000	10,896,000
2,250,000	HomeAway, Inc. [1]	54,558,103	67,005,000

		86,836,233	112,723,500

	IT Consulting & Other Services (5.74%)
1,250,000	Acxiom Corp. [1]	28,143,704	25,337,500
400,000	Equinix, Inc. [1,5]	23,435,697	90,692,000
2,250,000	Gartner, Inc. [1]	41,942,703	189,472,500

		93,522,104	305,502,000

	Systems Software (0.49%)
2,300,000	Rally Software Development Corp. [1,4]	51,687,216	26,151,000

Total Information Technology		508,081,139	1,111,123,500

Shares		Cost	Value

Common Stocks (continued)

Materials (6.50%)

	Commodity Chemicals (0.41%)
750,000	Westlake Chemical Partners LP	$20,498,030	$21,750,000

	Diversified Metals & Mining (1.30%)
4,000,000	Globe Specialty Metals, Inc. [4]	46,608,066	68,920,000

	Metal & Glass Containers (2.67%)
4,500,000	Berry Plastics Group, Inc. [1]	75,853,854	141,975,000

	Specialty Chemicals (1.41%)
1,536,702	Flotek Industries, Inc. [1]	31,308,937	28,782,428
2,000,000	Platform Specialty Products Corp. [1]	32,710,834	46,440,000

		64,019,771	75,222,428
	Steel (0.71%)
1,000,000	SunCoke Energy, Inc.	16,688,469	19,340,000
675,000	SunCoke Energy Partners LP	16,008,489	18,312,750

		32,696,958	37,652,750

Total Materials		239,676,679	345,520,178

Telecommunication Services (4.89%)

	Wireless Telecommunication Services (4.89%)
148,323,290	Sarana Menara Nusantara Tbk PT (Indonesia) [1,2]	30,976,387	49,700,578
1,900,000	SBA Communications Corp., Cl A [1]	9,969,506	210,444,000

Total Telecommunication Services		40,945,893	260,144,578

Utilities (0.69%)

	Electric Utilities (0.51%)
675,000	ITC Holdings Corp.	9,427,959	27,290,250

	Renewable Electricity (0.18%)
350,000	Abengoa Yield plc [2]	10,150,000	9,562,000

Total Utilities		19,577,959	36,852,250

Total Common Stocks		2,694,133,109	5,256,545,847

See Notes to Schedules of Investments.

Baron Small Cap Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Warrants (0.00%)

Information Technology (0.00%)

	Internet Software & Services (0.00%)
6,818	Viggle, Inc. Warrants, Non-Callable Exp 4/27/2015 [1,3,6]	$0	$0

Principal Amount

Short Term Investments (1.50%)

$79,975,204	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $79,975,204; (Fully collateralized by $80,770,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value - $81,577,700) [6]	79,975,204	79,975,204

	Cost	Value

Total Investments (100.32%)	$2,774,108,313	$5,336,521,051

Liabilities Less Cash and Other Assets (-0.32%)		(17,158,246)

Net Assets		$5,319,362,805

Retail Shares (Equivalent to $33.31 per share based on 96,350,595 shares outstanding)		$3,209,349,795

Institutional Shares (Equivalent to $33.84 per share based on 62,348,707 shares outstanding)		$2,110,013,010

_____________________________
%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2014, the market value of restricted and fair valued securities amounted to $0 or 0.00% of net assets. This security is not deemed liquid. See Note 3 regarding Restricted Securities.
[4]	See Note 6 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (100.08%)

Consumer Discretionary (20.46%)

	Apparel, Accessories & Luxury Goods (1.02%)
59,500	Under Armour, Inc., Cl A [1]	$1,497,763	$4,040,050

	Automobile Manufacturers (2.60%)
46,500	Tesla Motors Inc. [1]	9,832,821	10,342,065

	Automotive Retail (2.84%)
169,470	CarMax, Inc. [1]	4,541,749	11,283,313

	Broadcasting (2.47%)
146,000	Discovery Communications, Inc., Cl C [1]	2,650,212	4,923,120
20,000	Liberty Media Corp., Cl A [1]	186,044	705,400
119,000	Liberty Media Corp., Cl C [1]	1,605,551	4,168,570

		4,441,807	9,797,090

	Homefurnishing Retail (1.52%)
63,000	Restoration Hardware Holdings, Inc. [1]	3,745,107	6,048,630

	Internet Retail (7.78%)
14,500	Amazon.com, Inc. [1]	4,699,460	4,500,075
1,496,060	AO World plc (United Kingdom) [1,2]	6,999,717	6,533,594
184,500	Liberty TripAdvisor Holdings, Inc., Cl A [1]	5,653,849	4,963,050
20,500	Netflix, Inc. [1]	5,810,107	7,003,005
6,950	The Priceline Group, Inc. [1]	1,120,974	7,924,459

		24,284,107	30,924,183

	Movies & Entertainment (2.23%)
557,240	Manchester United plc, Cl A [1,2]	9,320,435	8,860,116

Total Consumer Discretionary		57,663,789	81,295,447

Energy (3.16%)

	Oil & Gas Exploration & Production (2.37%)
94,500	Concho Resources, Inc. [1]	9,528,066	9,426,375

	Oil & Gas Storage & Transportation (0.79%)
85,700	Golar LNG Ltd. [2]	2,888,582	3,125,479

Total Energy		12,416,648	12,551,854

Shares		Cost	Value

Common Stocks (continued)

Health Care (12.24%)

	Biotechnology (1.52%)
111,400	Cepheid [1]	$3,741,486	$6,031,196

	Health Care Supplies (1.22%)
140,500	The Spectranetics Corporation [1]	4,029,495	4,858,490

	Health Care Technology (3.66%)
50,500	Athenahealth, Inc. [1]	7,058,357	7,357,850
150,500	Medidata Solutions, Inc. [1]	7,701,442	7,186,375

		14,759,799	14,544,225
	Life Sciences Tools & Services (3.95%)
85,115	Illumina, Inc. [1]	3,569,630	15,710,527

	Managed Health Care (0.83%)
129,454	HealthEquity, Inc. [1]	2,314,994	3,294,604

	Pharmaceuticals (1.06%)
47,500	Pacira Pharmaceuticals, Inc. [1]	3,004,926	4,211,350

Total Health Care		31,420,330	48,650,392

Industrials (6.96%)

	Aerospace & Defense (2.18%)
280,046	DigitalGlobe, Inc. [1]	8,049,273	8,673,025

	Industrial Machinery (1.81%)
72,500	The Middleby Corp. [1]	3,648,814	7,184,750

	Research & Consulting Services (2.97%)
184,000	Verisk Analytics, Inc., Cl A [1]	8,862,170	11,785,200

Total Industrials		20,560,257	27,642,975

Information Technology (50.42%)

	Application Software (10.71%)
128,150	ANSYS, Inc. [1]	4,155,763	10,508,300
378,500	Guidewire Software, Inc. [1]	11,655,881	19,163,455
113,000	salesforce.com, Inc. [1]	6,944,660	6,702,030
76,000	Workday, Inc., Cl A [1]	6,267,375	6,202,360

		29,023,679	42,576,145

	Internet Software & Services (22.28%)
73,956	Alibaba Group Holding Ltd., ADR [1,2]	6,149,280	7,686,987
303,214	Benefitfocus, Inc. [1]	13,809,366	9,957,548
132,000	comScore, Inc. [1]	4,171,036	6,128,760

See Notes to Schedules of Investments.

Baron Opportunity Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (continued)
71,000	CoStar Group, Inc. [1]	$4,585,985	$13,037,730
120,500	Facebook Inc., Cl A [1]	8,203,958	9,401,410
218,222	HomeAway, Inc. [1]	5,909,118	6,498,651
1,443,682	Just Eat plc (United Kingdom) [1,2]	6,197,659	6,968,635
27,000	LinkedIn Corp., Cl A [1]	4,939,692	6,202,170
159,492	Shutterstock, Inc. [1]	7,020,749	11,020,897
158,500	Twitter, Inc. [1]	6,286,221	5,685,395
56,000	Zillow, Inc., Cl A [1]	4,642,221	5,929,840

		71,915,285	88,518,023

	IT Consulting & Other Services (9.72%)
375,575	Acxiom Corp. [1]	6,076,074	7,612,905
52,534	Equinix, Inc. [1,4]	1,652,059	11,911,034
226,644	Gartner, Inc. [1]	3,872,599	19,085,691

		11,600,732	38,609,630

	Semiconductor Equipment (1.55%)
316,000	SunEdison, Inc. [1]	6,124,672	6,165,160

	Semiconductors (1.49%)
138,500	Mellanox Technologies Ltd. [1,2]	5,788,350	5,918,105

	Systems Software (4.67%)
123,000	Qualys, Inc. [1]	2,475,750	4,643,250
201,000	Red Hat, Inc. [1]	10,098,251	13,897,140

		12,574,001	18,540,390

Total Information Technology		137,026,719	200,327,453

Materials (2.64%)

	Construction Materials (1.46%)
97,069	CaesarStone Sdot-Yam Ltd. [1,2]	2,468,981	5,806,667

	Specialty Chemicals (1.18%)
249,500	Flotek Industries, Inc. [1]	6,751,488	4,673,135

Total Materials		9,220,469	10,479,802

Telecommunication Services (3.15%)

	Wireless Telecommunication Services (3.15%)
113,000	SBA Communications Corp., Cl A [1]	1,187,056	12,515,880

Shares		Cost	Value

Common Stocks (continued)

Utilities (1.05%)

	Renewable Electricity (1.05%)
37,000	TerraForm Power, Inc., Cl A	$1,160,706	$1,142,560
99,833	TerraForm Power, Inc., Cl A [3,5]	2,994,990	3,001,978

Total Utilities		4,155,696	4,144,538

Total Common Stocks		273,650,964	397,608,341

Principal Amount

Short Term Investments (0.08%)

$303,132	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $303,132; (Fully collateralized by $310,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value - $313,100) [5]	303,132	303,132

Total Investments (100.16%)		$273,954,096	397,911,473

Liabilities Less Cash and Other Assets (-0.16%)			(624,828)

Net Assets			$397,286,645

Retail Shares (Equivalent to $18.22 per share based on 15,773,819 shares outstanding)			$287,367,052

Institutional Shares (Equivalent to $18.53 per share based on 5,933,482 shares outstanding)			$109,919,593

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At December 31, 2014, the market value of restricted and fair valued securities amounted to $3,001,978 or 0.76% of net assets. This security is deemed liquid.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.66%)

Consumer Discretionary (23.90%)

	Apparel, Accessories & Luxury Goods (1.01%)
6,793	Ralph Lauren Corp.	$1,039,711	$1,257,792

	Broadcasting (1.30%)
15,441	Liberty Media Corp., Cl A [1]	211,069	544,604
30,882	Liberty Media Corp., Cl C [1]	418,091	1,081,797

		629,160	1,626,401

	Cable & Satellite (0.46%)
3,860	Liberty Broadband Corp., Cl A [1]	73,264	193,347
7,720	Liberty Broadband Corp., Cl C [1]	139,744	384,611

		213,008	577,958
	Casinos & Gaming (4.84%)
44,622	Las Vegas Sands Corp.	2,424,979	2,595,215
23,175	Wynn Resorts Ltd.	2,745,411	3,447,513

		5,170,390	6,042,728
	Internet Retail (11.10%)
28,713	Amazon.com, Inc. [1]	7,516,831	8,911,079
4,337	The Priceline Group, Inc. [1]	2,941,040	4,945,091

		10,457,871	13,856,170

	Restaurants (5.19%)
51,782	Starbucks Corp.	3,152,385	4,248,713
30,502	YUM! Brands, Inc.	1,761,594	2,222,071

		4,913,979	6,470,784

Total Consumer Discretionary		22,424,119	29,831,833

Consumer Staples (1.32%)

	Hypermarkets & Super Centers (1.32%)
11,648	Costco Wholesale Corp.	835,362	1,651,104

Energy (3.03%)

	Oil & Gas Exploration & Production (1.66%)
20,799	Concho Resources, Inc. [1]	2,328,143	2,074,700

	Oil & Gas Storage & Transportation (1.37%)
41,776	Shell Midstream Partners, L.P. [1]	960,848	1,711,981

Total Energy		3,288,991	3,786,681

Shares		Cost	Value

Common Stocks (continued)

Financials (4.77%)

	Diversified Real Estate Activities (2.76%)
68,562	Brookfield Asset Management, Inc., Cl A [2]	$2,205,639	$3,437,013

	Specialized Finance (2.01%)
28,350	CME Group, Inc.	1,414,436	2,513,228

Total Financials		3,620,075	5,950,241

Health Care (12.15%)

	Biotechnology (5.84%)
14,111	Alexion Pharmaceuticals, Inc. [1]	2,217,738	2,610,959
6,985	Biogen Idec, Inc. [1]	2,103,571	2,371,058
5,616	Regeneron Pharmaceuticals, Inc. [1]	1,686,704	2,303,964

		6,008,013	7,285,981
	Life Sciences Tools & Services (6.31%)
42,692	Illumina, Inc. [1]	1,663,348	7,880,089

Total Health Care		7,671,361	15,166,070

Industrials (3.63%)

	Research & Consulting Services (1.72%)
33,526	Verisk Analytics, Inc., Cl A [1]	1,392,841	2,147,340

	Trading Companies & Distributors (1.91%)
50,068	Fastenal Co.	1,630,676	2,381,234

Total Industrials		3,023,517	4,528,574

Information Technology (42.14%)

	Application Software (0.53%)
16,306	Mobileye N.V. [1,2,4]	407,650	661,371

	Data Processing & Outsourced Services (8.33%)
65,205	MasterCard, Inc., Cl A	3,418,561	5,618,063
18,230	Visa, Inc., Cl A	1,816,915	4,779,906

		5,235,476	10,397,969

	Internet Software & Services (18.87%)
48,773	Alibaba Group Holding Ltd., ADR [1,2]	4,246,520	5,069,466
91,363	Facebook Inc., Cl A [1]	2,333,912	7,128,141
5,019	Google, Inc., Cl A [1]	1,256,798	2,663,383

See Notes to Schedules of Investments.

Baron Fifth Avenue Growth Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Internet Software & Services (continued)
7,331	Google, Inc., Cl C [1]	$2,508,471	$3,859,038
6,126	LinkedIn Corp., Cl A [1]	507,226	1,407,204
95,628	Twitter, Inc. [1]	3,375,700	3,430,176

		14,228,627	23,557,408

	IT Consulting & Other Services (2.61%)
14,351	Equinix, Inc. [1,3]	1,696,794	3,253,802

	Semiconductor Equipment (2.52%)
29,187	ASML Holding N.V. [2]	1,960,743	3,147,234

	Systems Software (4.37%)
19,724	FireEye, Inc. [1]	599,132	622,884
42,692	Red Hat, Inc. [1]	2,166,568	2,951,725
22,749	VMware, Inc., Cl A [1]	2,184,136	1,877,248

		4,949,836	5,451,857

	Technology Hardware, Storage & Peripherals (4.91%)
55,573	Apple, Inc.	2,186,665	6,134,148

Total Information Technology		30,665,791	52,603,789

Materials (3.91%)

	Fertilizers & Agricultural Chemicals (3.91%)
40,826	Monsanto Co.	3,658,306	4,877,482

Telecommunication Services (1.81%)

	Wireless Telecommunication Services (1.81%)
38,000	SoftBank Corp. (Japan) [2,6]	2,955,676	2,261,883

Total Common Stocks		78,143,198	120,657,657

Principal Amount

Short Term Investments (4.66%)

Repurchase Agreement (4.11%)
$5,134,319	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $ 5,134,319; (Fully collateralized by $5,190,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value - $5,241,900) [6]	5,134,319	5,134,319

Shares		Cost	Value

Short Term Investments (continued)

Securities Lending Collateral (0.55%)
684,852	State Street Navigator Securities Lending Prime Portfolio [5,6]	$684,852	$684,852

Total Short Term Investments		5,819,171	5,819,171

Total Investments (101.32%)		$83,962,369	126,476,828

Liabilities Less Cash and Other Assets (-1.32%)			(1,647,606)

Net Assets			$124,829,222

Retail Shares (Equivalent to $17.39 per share based on 3,740,089 shares outstanding)			$65,027,659

Institutional Shares (Equivalent to $17.55 per share based on 3,407,439 shares outstanding)			$59,801,563

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[4]	The value on loan at December 31, 2014 amounted to $661,371 or 0.53% of net assets. See Note 2c regarding Securities Lending.
[5]	Represents investment of cash collateral received from securities lending transactions. See Note 2c regarding Securities Lending.
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (96.80%)

Consumer Discretionary (14.20%)

	Apparel Retail (1.34%)
60,000	Boot Barn Holdings, Inc. [1]	$1,083,124	$1,092,000

	Apparel, Accessories & Luxury Goods (1.02%)
35,000	Tumi Holdings, Inc. [1]	724,592	830,550

	Casinos & Gaming (1.37%)
50,000	Pinnacle Entertainment, Inc. [1]	1,119,187	1,112,500

	Homefurnishing Retail (1.28%)
18,000	Mattress Firm Holding Corp. [1]	1,105,998	1,045,440

	Internet Retail (1.31%)
60,000	Coupons.com Incorporated [1]	952,128	1,065,000

	Leisure Facilities (1.10%)
50,000	ClubCorp Holdings, Inc.	901,152	896,500

	Restaurants (5.22%)
50,000	Del Frisco’s Restaurant Group, Inc. [1]	997,676	1,187,000
35,000	Fiesta Restaurant Group, Inc. [1]	1,574,514	2,128,000
15,000	The Habit Restaurants, Inc., CI A [1]	270,000	485,250
15,000	Zoe’s Kitchen, Inc. [1]	298,350	448,650

		3,140,540	4,248,900

	Specialized Consumer Services (1.09%)
12,000	Liberty Tax, Inc. [1]	425,021	428,880
25,000	LifeLock, Inc. [1]	395,417	462,750

		820,438	891,630

	Specialty Stores (0.47%)
20,000	The Container Store Group, Inc. [1]	458,932	382,600

Total Consumer Discretionary		10,306,091	11,565,120

Consumer Staples (1.56%)

	Packaged Foods & Meats (1.56%)
100,000	Inventure Foods, Inc. [1]	1,269,287	1,274,000

Energy (3.51%)

	Oil & Gas Storage & Transportation (3.51%)
45,000	Atlas Energy, L.P.	1,243,888	1,401,750
32,700	Tallgrass Energy Partners, LP	1,174,047	1,461,690

Total Energy		2,417,935	2,863,440

Shares		Cost	Value

Common Stocks (continued)

Financials (7.18%)

	Diversified REITs (1.47%)
30,000	American Assets Trust, Inc.	$1,027,690	$1,194,300

	Hotel & Resort REITs (4.26%)
40,000	Chesapeake Lodging Trust	1,102,966	1,488,400
150,000	Strategic Hotels & Resorts, Inc. [1]	1,639,341	1,984,500

		2,742,307	3,472,900

	Industrial REITs (1.45%)
75,000	Rexford Industrial Realty, Inc.	1,165,889	1,178,250

Total Financials		4,935,886	5,845,450

Health Care (34.70%)

	Biotechnology (4.30%)
35,200	Esperion Therapeutics, Inc. [1]	802,550	1,423,488
93,600	Foundation Medicine, Inc. [1]	2,162,496	2,079,792

		2,965,046	3,503,280

	Health Care Equipment (3.70%)
65,600	Inogen, Inc. [1]	1,246,158	2,057,872
57,600	Novadaq Technologies, Inc. (Canada) [1,2]	751,430	957,312

		1,997,588	3,015,184

	Health Care Facilities (3.10%)
50,000	AAC Holdings, Inc. [1]	750,000	1,546,000
39,400	Capital Senior Living Corp. [1]	877,360	981,454

		1,627,360	2,527,454

	Health Care Services (5.98%)
345,500	BioScrip, Inc. [1]	2,537,536	2,415,045
59,000	ExamWorks Group, Inc. [1]	2,005,956	2,453,810

		4,543,492	4,868,855

	Health Care Supplies (6.58%)
28,100	Cerus Corp. [1]	156,345	175,344
68,500	Sientra, Inc. [1]	1,052,722	1,150,115
102,100	The Spectranetics Corporation [1]	2,637,795	3,530,618
150,514	Unilife Corp. [1]	454,599	504,222

		4,301,461	5,360,299

See Notes to Schedules of Investments.

Baron Discovery Fund

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2014 (UNAUDITED)

Shares		Cost	Value

Common Stocks (continued)

Health Care (continued)

	Life Sciences Tools & Services (2.40%)
10,000	Genfit (France) [1,2]	$446,265	$448,816
58,628	INC Research Holdings, Inc., Cl A [1]	1,113,126	1,506,153

		1,559,391	1,954,969

	Managed Health Care (1.80%)
57,500	HealthEquity, Inc. [1]	1,057,995	1,463,375

	Pharmaceuticals (6.84%)
39,800	Aerie Pharmaceuticals, Inc. [1]	877,357	1,161,762
98,536	Intersect ENT, Inc. [1]	1,405,403	1,827,843
9,160	Pacira Pharmaceuticals, Inc. [1]	555,261	812,126
43,000	Revance Therapeutics, Inc. [1]	1,015,543	728,420
234,500	TherapeuticsMD, Inc. [1]	1,222,414	1,043,525

		5,075,978	5,573,676

Total Health Care		23,128,311	28,267,092

Industrials (7.41%)

	Aerospace & Defense (3.88%)
74,300	DigitalGlobe, Inc. [1]	2,028,041	2,301,071
83,019	The KEYW Holding Corp. [1]	1,064,157	861,737

		3,092,198	3,162,808

	Air Freight & Logistics (0.93%)
12,000	Park-Ohio Holdings Corp.	631,775	756,360

	Construction & Engineering (1.00%)
35,000	Primoris Services Corp.	904,469	813,400

	Electrical Components & Equipment (1.60%)
27,700	Polypore International, Inc. [1]	1,087,948	1,303,285

Total Industrials		5,716,390	6,035,853

Information Technology (20.44%)

	Electronic Equipment & Instruments (1.69%)
22,660	Coherent, Inc. [1]	1,400,255	1,375,915

	Internet Software & Services (10.57%)
165,000	Amber Road, Inc. [1]	2,004,093	1,686,300
35,500	Benefitfocus, Inc. [1]	1,098,113	1,165,820
17,000	comScore, Inc. [1]	561,185	789,310
201,800	E2open, Inc. [1]	2,366,344	1,939,298
29,738	Envestnet, Inc. [1]	1,267,010	1,461,326
325,000	Just Eat plc (United Kingdom) [1,2]	1,454,456	1,568,771

		8,751,201	8,610,825
Shares		Cost	Value

Common Stocks (continued)

Information Technology (continued)

	Semiconductors (0.86%)
13,500	Power Integrations, Inc.	$697,508	$698,490

	Systems Software (7.32%)
56,100	Barracuda Networks, Inc. [1]	1,493,647	2,010,624
40,400	Qualys, Inc. [1]	953,913	1,525,100
73,900	Varonis Systems, Inc. [1]	1,690,112	2,426,137

		4,137,672	5,961,861

Total Information Technology		14,986,636	16,647,091

Materials (6.87%)

	Commodity Chemicals (2.56%)
72,000	Westlake Chemical Partners LP	2,081,348	2,088,000

	Construction Materials (2.35%)
32,000	CaesarStone Sdot-Yam Ltd. [1,2]	1,707,045	1,914,240

	Specialty Chemicals (1.96%)
85,000	Flotek Industries, Inc. [1]	1,780,295	1,592,050

Total Materials		5,568,688	5,594,290

Telecommunication Services (0.93%)

	Alternative Carriers (0.93%)
77,339	Iridium Communications Inc. [1]	638,870	754,055

Total Common Stocks		68,968,094	78,846,391

Principal Amount

Short Term Investments (2.87%)

$2,334,888	Repurchase Agreement with Fixed Income Clearing Corp., dated 12/31/2014, 0.00% due 1/2/2015; Proceeds at maturity - $2,334,888; (Fully collateralized by $2,360,000 U.S. Treasury Note, 2.125% due 12/31/2021; Market value - $2,383,600) [3]	2,334,888	2,334,888

Total Investments (99.67%)		$71,302,982	81,181,279

Cash and Other Assets Less Liabilities (0.33%)			270,571

Net Assets			$81,451,850

Retail Shares (Equivalent to $13.24 per share based on 1,525,847 shares outstanding)			$20,208,201

Institutional Shares (Equivalent to $13.28 per share based on 4,610,841 shares outstanding)			$61,243,649

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Schedules of Investments.

Baron Funds	December 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. ORGANIZATION

Baron Investment Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987, and accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services – Investment Companies. The Trust currently offers six series (individually, a “Fund” and collectively, the “Funds”): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund and Baron Discovery Fund.

Each Fund offers two classes of shares, Retail Shares and Institutional Shares, which differ only in their ongoing fees, expenses and eligibility requirements. Retail Shares are offered to all investors. Institutional Shares are for investments in the amount of $1 million or more per Fund. Institutional Shares are intended for certain financial intermediaries that offer shares of Baron Funds through fee-based platforms, retirement platforms or other platforms. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

a) Security Valuation. The Funds’ share prices or net asset values are calculated as of the close of the regular trading session (usually 4 p.m. E.T.) on the New York Stock Exchange (“NYSE”) on any day the NYSE is open. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the “Adviser”) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the “Board”). The Adviser has a Fair Valuation Committee (the “Committee”) comprised of senior executives, and the Committee reports to the Board every quarter. Factors the Committee may consider when valuing a security include whether a current price is stale, there is recent news, the security is thinly traded, transactions are infrequent or quotations are genuine. There can be no guarantee, however, that a fair valuation used by the Funds on any given day will more accurately reflect the market value of an investment than the closing price of such investment in its market. Debt instruments having a remaining maturity greater than 60 days will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. Money market instruments held by the Funds with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Open end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their net asset value each day.

Non-U.S. equity securities are valued on the basis of their most recent closing market prices and translated into U.S. dollars at 4 p.m. E.T., except under the circumstances described below. Most foreign markets close before 4 p.m. E.T. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as fifteen hours old at 4 p.m. E.T. If the Adviser determines that developments between the close of the foreign markets and 4 p.m. E.T. will, in its judgment, materially affect the value of some or all of the Funds’ non-U.S. securities, the Adviser will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. E.T. In deciding whether to make these adjustments, the Adviser may review a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent non-U.S. securities and baskets of non-U.S. securities. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. The Adviser uses an outside pricing service that utilizes a systematic methodology to provide the Adviser with closing market prices and

December 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

information used for adjusting those prices. The Adviser cannot predict how often it will use closing prices or how often it will adjust those prices. As a means of evaluating its fair value process, the Adviser routinely compares closing market prices, the next day’s opening prices in the same markets, and the adjusted prices. Other mutual funds may adjust the prices of their securities by different amounts.

b) Foreign Currency Translations Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the time the net asset value is determined. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized gain (loss) on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

c) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

At December 31, 2014, Baron Asset Fund and Baron Fifth Avenue Growth Fund had securities on loan with values of $12,241,495 and $661,371, respectively, and held $12,676,104 and $684,852, of short term investments as collateral for these loans, respectively.

d) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short-term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

3. RESTRICTED SECURITIES

At December 31, 2014, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Funds may receive more or less than this valuation in an actual sale and that difference could be material. At December 31, 2014, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date (s)	Value

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$ 6,138,914

Common Stocks
TerraForm Power, Inc., Cl A	11/21/2014	10,023,353

Total Restricted Securities:		$16,162,267

(Cost $10,000,020)† (0.58% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value

Private Equity Investments
Windy City Investments Holdings, L.L.C.	11/13/2007-1/27/2011	$2,066,401

Rights
Agrinos AS Exp 7/15/2015 (Mexico)	12/23/2013	40,639

Total Restricted Securities:		$2,107,040

(Cost $0)† (0.03% of Net Assets)

† See Schedules of Investments for cost of individual securities.

Baron Funds	December 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Baron Small Cap Fund
Acquisition
Name of Issuer	Date(s)	Value

Warrants
Viggle, Inc. Warrants, Non-Callable, Exp 4/27/2015	4/27/2012
$0

(Cost $0) (0.00% of Net Assets)

Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value

Common Stocks
TerraForm Power, Inc., Cl A	11/21/2014
(Cost $2,994,990) (0.76% of Net Assets)		$3,001,978

† See Schedules of Investments for cost of individual securities.

4.  FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•
Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•
Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations due to significant movement in the U.S. markets. Since these values are not obtained from quoted prices in an active market, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund

	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$2,768,304,092	$10,023,353	$-	$2,778,327,445
Private Equity Investments	-	-	6,138,914	6,138,914
Short Term Investments	$-	$41,338,699	$-	$41,338,699

Total Investments	$2,768,304,092	$51,362,052	$6,138,914	$2,825,805,058

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2014.

†See Schedules of Investments for additional detailed categorizations.

December 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Baron Growth Fund

	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$7,852,726,152	$-	$-	$7,852,726,152
Preferred Stocks	14,939,846	-	-	14,939,846
Private Equity Investments	-	-	2,066,401	2,066,401
Rights	-	40,639	-	40,639
Short Term Investments	-	240,265,027	-	240,265,027

Total Investments	$7,867,665,998	$240,305,666	$2,066,401	$8,110,038,065

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2014.

	Baron Small Cap Fund

	Quoted Prices in	Other
	Active Markets for	Inputs	Unobservable
	Identical Assets	Observable	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$5,256,545,847	$-	$-	$5,256,545,847
Warrants†	-	0		0
Short Term Investments	-	79,975,204	-	79,975,204

Total Investments	$5,256,545,847	$79,975,204	$-	$5,336,521,051

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2014.

	Baron Opportunity Fund

	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$394,606,363	$3,001,978	$-	$397,608,341
Short Term Investments	-	303,132	-	303,132

Total Investments	$394,606,363	$3,305,110	$-	$397,911,473

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31, 2014.

	Baron Fifth Avenue Growth Fund

	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$118,395,774	$2,261,883	$-	$120,657,657
Short Term Investments†	-	5,819,171	-	5,819,171

Total Investments	$118,395,774	$8,081,054	$-	$126,476,828

$2,261,883 was transferred out of Level 1 into Level 2 at December 31, 2014 as a result of adjusting closing prices for certain securities and the earlier closing of foreign markets. It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the end of the period.

	Baron Discovery Fund

	Quoted Prices in	Other
	Active Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks†	$78,846,391	$-	$-	$78,846,391
Short Term Investments	-	2,334,888	-	2,334,888

Total Investments	$78,846,391	$2,334,888	$-	$81,181,279

Transfers between Levels 1, 2 or 3, if any, are recognized at ending value on December 31, 2014. There have been no transfers in and out of Level 1, 2 or 3 fair value measurements for the Fund for the three months ended December 31 2014.

† See Schedules of Investments for additional detailed categorizations.

Baron Funds	December 31, 2014

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

Baron Asset Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales/Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2014

Private Equity
Investments
Financials	$42,901,834	$-	$2,008,495	$(2,181,016)	$-	$(36,590,399)	$-	$-	$6,138,914	$(2,181,016)

Total	$42,901,834	$-	$2,008,495	$(2,181,016)	$-	$(36,590,399)	$-	$-	$6,138,914	$(2,181,016)

	Baron Growth Fund

Investments in Securities	Balance as of September 30, 2014	Accrued Premiums/ Discounts	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Purchases	Sales/Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of December 31, 2014	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at December 31, 2014

Private Equity
Investments
Financials	$14,441,055	$-	$3,685,584	$(3,743,656)	$-	$(12,316,582)	$-	$-	$2,066,401	$(3,743,656)

Total	$14,441,055	$-	$3,685,584	$(3,743,656)	$-	$(12,316,582)	$-	$-	$2,066,401	$(3,743,656)

5. COST OF INVESTMENTS FOR INCOME TAX PURPOSES

As of December 31, 2014, the components of net assets on a tax basis were substantially as follows:

					Baron Fifth
			Baron	Baron	Avenue	Baron
	Baron Asset	Baron Growth	Small Cap	Opportunity	Growth	Discovery
	Fund	Fund	Fund	Fund	Fund	Fund

Cost of investments	$1,171,459,283	$3,658,616,110	$2,774,108,313	$273,954,096	$83,962,369	$71,302,982

Gross tax unrealized appreciation	$1,665,862,284	$4,499,344,938	$2,651,021,594	$133,247,550	$43,768,583	$11,948,643
Gross tax unrealized depreciation	(11,516,509)	(47,922,983)	(88,608,856)	(9,290,173)	(1,254,124)	(2,070,346)

Net unrealized appreciation	$1,654,345,775	$4,451,421,955	$2,562,412,738	$123,957,377	$42,514,459	$9,878,297

6. TRANSACTIONS IN "AFFILIATED" COMPANIES 1

Baron Growth Fund

				Net Change in
	Value at			Unrealized			Shares Held at	Value at
	September 30,	Purchase	Sales	Appreciation	Realized	Dividend	December	December 31
Name of Issuer	2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	31, 2014	2014

"Affiliated" Company as of December 31, 2014:
Badger Daylighting Ltd.	$52,975,579	$9,946,996	$-	$(5,501,669)	$-	$153,614	2,522,178	$57,420,906
Benefitfocus, Inc.	33,970,397	22,681,426	-	12,083,085	-	-	2,093,024	68,734,908
Choice Hotels International, Inc.	156,390,000	-	-	12,090,150	-	1,142,850	3,007,500	168,480,150
Iridium Communications, Inc.	66,316,917	-	-	6,744,094	-	-	7,493,437	73,061,011
Iridium Communications, Inc.,
Series B, 6.75%	13,989,394	-	-	950,452	-	173,281	41,074	14,939,846
Lumber Liquidators Holdings, Inc.	67,708,400	12,996,541	-	14,118,359	-	-	1,430,000	94,823,300
Primerica, Inc.	130,194,000	-	-	16,308,000	-	324,000	2,700,000	146,502,000
Trex Co., Inc.	57,731,900	-	-	13,376,700	-	-	1,670,000	71,108,600
Vail Resorts, Inc.	179,142,048	-	-	9,023,176	-	1,713,784	2,064,800	188,165,224

	$758,418,635	$45,624,963	$-	$79,192,347	$-	$3,507,529		$883,235,945

[1] An "Affiliated" Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2014.

December 31, 2014	Baron Funds

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Baron Small Cap Fund
				Net Change in			Shares Held
	Value at			Unrealized			at	Value at
	September	Purchase	Sales	Appreciation	Realized	Dividend	December	December 31
Name of Issuer	30, 2014	Cost	Proceeds	(Depreciation)	Gains/(Losses)	Income	31, 2014	2014

"Affiliated" Company as of December 31, 2014:
The Chefs’ Warehouse, Inc.	$32,520,000	$1,476,738	$-	$14,248,100	$-	$-	2,093,960	$48,244,838
Del Frisco’s Restaurant Group, Inc.	42,108,000	-	-	10,120,000	-	-	2,200,000	52,228,000
Globe Specialty Metals, Inc.	72,760,000	-	-	(3,840,000)	-	300,000	4,000,000	68,920,000
The KEYW Holding Corp.	21,586,500	-	706,642	(1,236,645)	(109,475)	-	1,881,863	19,533,738
Rally Software Development Corp.	27,623,000	-	-	(1,472,000)	-	-	2,300,000	26,151,000

	$196,597,500	$1,476,738	$706,642	$17,819,455	$(109,475)	$300,000		$215,077,576

No Longer an "Affiliated" Company as of December 31, 2014:
PBF Logistics LP	$20,256,000	$-	$-	$(3,176,000)	$-	$240,000	800,000	$17,080,000

[1] An "Affiliated" Company, as defined in the 1940 Act, is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the three months ended December 31, 2014.

7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2014, The FASB issued “ASU 2014-11 Transfers & Servicing (Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” to improve the financial reporting of repurchase agreements and other similar transactions. The guidance includes expanded disclosure requirements for entities that enter into repurchase agreements or securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. The Adviser is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

For additional information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual shareholder report filed on the U.S. Securities and Exchange Commission’s website, www.sec.gov.

Item 2.     Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.     Exhibits

1.	The certifications of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a- 2(a)), are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Baron Investment Funds Trust

By:	/s/ RONALD BARON
Ronald Baron Chief Executive Officer
Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ RONALD BARON
Ronald Baron Chief Executive Officer

By:	/s/ PEGGY WONG
Peggy Wong Treasurer and Chief Financial Officer

Date: February 25, 2015